BORROWINGS	12 Months Ended
Dec. 31, 2021
BORROWINGS
BORROWINGS

13. BORROWINGS

Borrowings consist of the following:

	At December 31,	At December 31,
	2020	2021
	$	$
Short-term borrowings	912,549	1,092,329
Long-term borrowings, current portion	289,736	178,886
Long-term borrowings on project assets — current (1)	198,794	321,655
Subtotal for short-term borrowings	1,401,079	1,592,870
Long-term borrowings	446,090	523,634
Total	1,847,169	2,116,504
(1)	Certain long-term borrowings were classified as current liabilities because these borrowings are associated with certain solar and battery storage projects that are expected to be sold within one year.

As of December 31, 2021, the Company had contractual credit facilities of $3,357,009, of which $1,595,684 has been drawn under borrowings and $511,700 has been drawn under arrangements with banks including bank guarantees, letters of credit and short-term notes payable, and $1,249,625 was available for draw down upon demand. In addition, as of December 31, 2021, the Company also had uncommitted credit facilities of $962,564, of which $375,963 has been drawn under borrowings and $250,321 under arrangements with banks including bank guarantees, letters of credit and short-term notes payable. As of December 31, 2021, $514,756 of the Company’s borrowings under its energy business were non-recourse in nature.

As of December 31, 2021, borrowings of $1,348,352 were secured by property, plant and equipment with carrying amounts of $417,055, inventories of $163,910, prepaid land use rights of $52,253, restricted cash of $67,031, accounts receivable of $32,481, equity interest of $348,238 and project assets and solar power systems of $682,136. These borrowings were recorded as short-term borrowings of $596,484, long-term borrowings, current portion of $98,949, long-term borrowings on project assets – current of $318,506 and long-term borrowings of $334,413.

The Company’s significant borrowings during the years ended December 31, 2020 and 2021 were as follows:

In 2016, Canadian Solar Projects K.K. obtained a syndicated three-year loan facility of JPY9,600,000 ($85,200) with Sumitomo Mitsui Banking Corporation (“SMBC”), acting as the lead arranger and 13 other participating financial institutions. The facility is unsecured and is guaranteed by the Company. The loan proceeds may be used to develop its solar project pipeline in Japan and for general corporate working capital purposes. In October 2020, the facility agreement was renewed with 11 participating financial institutions led by SMBC at a term of two years and a facility amount of JPY9,100,000 ($88,200). In September 2021, the subsidiary further expanded the facility to JPY10,000,000 ($89,859) and the facility will mature in September 2024. As of December 31, 2021, the loan was fully drawn and all the requirements of financial covenants were met.

In 2019, Canadian Solar Manufacturing (Thailand) Co.,Ltd. obtained a five-year syndicated credit facility of $188,000 with the Siam Commercial Bank Public Company Limited (“SCB”), acting as the lead arranger and China Minsheng Banking Corporation Ltd as one of the lenders. The facility is guaranteed by the Company. Under the same facility agreement, the subsidiary obtained a working capital facility of THB3,540,000 ($106,729) from SCB to support the operations of its manufacturing company in Thailand. As of December 31, 2021, the long-term loan outstanding balance was $61,506 and the outstanding balance of working capital facility was $103,487. As of December 31, 2021, all the requirements of financial covenants were met.

In 2020, Recurrent executed a $75,000 development loan with Nomura. The loan facility leverages Recurrent’s pipeline of solar and battery storage projects in the U.S. and Canada and is guaranteed by the Company. In November 2021, the facility was renewed with an extended amount totaling $125,000 that matures in November 2023. As of December 31, 2021, the loan was fully drawn, and all the requirements of financial covenants were met.

13. BORROWINGS (Continued)

In 2020, Suntop Finco Pty Ltd. and Gunnedah Finco Pty Ltd. obtained a syndicated five-year non-recourse facility of AUD289,419 ($206,022) with Australia and New Zealand Banking Group Limited acting as the facility agent and 3 other financial institutions, to finance the construction of the Suntop and Gunnedah Solar Farms in Australia. The facility is secured by the project assets and will mature in 2025. As of December 31, 2021, the outstanding balance was $154,027 and all the requirements of financial covenants were met.

In February 2021, Azuma Kofuji Daiichi Hatsudensho G.K. obtained a JPY24,513,530 ($230,759) project finance loan facility with Nomura Capital Investment Co., Ltd. acting as lead arranger and other participating financial institutions. The facility is for construction of the 100MWp Azuma Kofuji project in Japan. The project finance loan is secured by project assets and will mature in November 2023, As of December 31, 2021, the outstanding balance was $105,542 and all the requirements of financial covenants were met.

In Mar 2021, four Japanese subsidiaries issued JPY8,100,000 ($73,167) of non-recourse green project bonds to construct 42.8 MW of projects in Japan. The project bonds are secured by project assets and will mature in 2039.

In April 2021, CSI Solar Co., Ltd. and Canadian Solar Manufacturing (Changshu) Inc. entered into two credit facilities in the aggregate of RMB1,150,000 ($177,820) with Bank of China to support manufacturing operations in China. CSI Solar Co., Ltd. is the borrower or guarantor of these credit facilities and the credit facilities mature in March 2023.. As of December 31, 2021, $135,008 was drawn.

In August 2021, Canadian Solar Manufacturing (Changshu) Inc. entered into a RMB600,000 ($92,766) one-year credit facility with China Merchants Bank. The credit facility is unsecured and is guaranteed by CSI Solar Co., Ltd and matures in August 2022. As of December 31, 2021, $62,333 was drawn, and all the requirements of financial covenants were met.

In November 2021, Canadian Solar Sunenergy (Jiaxing) Co. Ltd. (formerly known as CSI Modules (Jiaxing) Co., Ltd.) entered into a RMB580,000 ($90,918) long term loan facility with Shanghai Pudong Development Bank. The loan facility is secured by certain property, plant and equipment, guaranteed by CSI Solar Co., Ltd., and matures in November 2028. As of December 31, 2021, $7,387 was drawn. As of December 31, 2021, all the requirements of financial covenants were met.

These obtained long-term borrowings mentioned above bear effective floating interest rates from 1.0% to 5.7%.

Future principal repayments on the long-term borrowings are as follows. Included in the future principal repayment of 2022 are $321,655 of long-term borrowings on project assets – current, associated with certain solar and battery storage projects that are expected to be sold within one year:

2022	$500,541
2023	336,504
2024	160,043
2025	6,822
2026	4,783
Thereafter	15,482
Total	1,024,175
Less: future principal repayment related to long-term borrowings, current portion	(500,541)
Total long-term portion	$523,634

13. BORROWINGS (Continued)

Interest expenses

Average effective interest rates on borrowings are as follows:

	At December 31,	At December 31,
	2020	2021
Short-term borrowings	3.26%	3.03%
Long-term borrowings on project assets – current	3.63%	3.04%
Long-term borrowings	4.37%	3.46%

The Company capitalized interest costs incurred on borrowings obtained to finance construction of solar and battery storage projects or property, plant and equipment until the asset is ready for its intended use. The interests incurred during the years ended December 31, 2019, 2020 and 2021 are as follows:

	Years Ended December 31,
	2019	2020	2021
	$	$	$
Interest capitalized — project assets	10,794	10,197	17,316
Interest capitalized — property, plant and equipment	2,620	154	—
Interest expense	81,326	71,874	58,153
Total interest incurred	94,740	82,225	75,469